Cover		6 Months Ended
	Jan. 20, 2021	Jun. 30, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Mar. 17, 2021
Entity Registrant Name	Central Valley Community Bancorp
Entity Incorporation, State or Country Code	CA
Entity File Number	000-31977
Entity Tax Identification Number	77-0539125
Entity Address, Address Line One	7100 N. Financial Dr., Ste. 101
Entity Address, City or Town	Frenso
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93720
City Area Code	559
Local Phone Number	298-1775
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	Corrected dates
Entity Central Index Key	0001127371
Title of 12(b) Security		Common Stock, no par value
Trading Symbol		CVCY
Security Exchange Name		NASDAQ